LOANS AND BORROWINGS - Total working capital and project financing credit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	¥ 8,768,997	¥ 5,802,240
Debt issuance costs	273,822	¥ 203,779
Credit Facilities
Loans and Borrowings
Total working capital and project financing credit facilities	11,984,401
Unused amount	2,587,575
Loan drew down	9,396,826
Credit Facilities | Short-term loans and borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	397,213
Credit Facilities | Long-term loans and borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	8,768,997
Debt issuance costs	¥ 230,616